Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 11,975	Taxes	UNITED STATES	snj:US-PA	U.S. Federal Government [Member]	PAMC PA/Coal/Underground Mining [Member]	Coal [Member]	Pennsylvania Mining Complex (PAMC) [Member]	Underground Mining
#: 2
	2,338	Fees	UNITED STATES	snj:US-PA	U.S. Federal Government [Member]	PAMC PA/Coal/Underground Mining [Member]	Coal [Member]	Pennsylvania Mining Complex (PAMC) [Member]	Underground Mining
#: 3
	123	Comm. Social Resp.	UNITED STATES	snj:US-PA	U.S. Federal Government [Member]	PAMC PA/Coal/Underground Mining [Member]	Coal [Member]	Pennsylvania Mining Complex (PAMC) [Member]	Underground Mining
#: 4
	231	Fees	UNITED STATES	snj:US-PA	U.S. Federal Government [Member]	PAMC PA/Coal/Underground Mining [Member]	Coal [Member]	Pennsylvania Mining Complex (PAMC) [Member]	Underground Mining
#: 5
	101	Taxes	UNITED STATES	snj:US-WV	U.S. Federal Government [Member]	IMC WV/Coal/Underground Mining [Member]	Coal [Member]	Itmann Mining Complex (IMC) [Member]	Underground Mining
#: 6
	25	Fees	UNITED STATES	snj:US-WV	U.S. Federal Government [Member]	IMC WV/Coal/Underground Mining [Member]	Coal [Member]	Itmann Mining Complex (IMC) [Member]	Underground Mining
#: 7
	73	Comm. Social Resp.	UNITED STATES	snj:US-WV	U.S. Federal Government [Member]	IMC WV/Coal/Underground Mining [Member]	Coal [Member]	Itmann Mining Complex (IMC) [Member]	Underground Mining
#: 8
	73	Fees	UNITED STATES	snj:US-WV	U.S. Federal Government [Member]	IMC WV/Coal/Underground Mining [Member]	Coal [Member]	Itmann Mining Complex (IMC) [Member]	Underground Mining
#: 9
	100,200	Taxes	UNITED STATES		U.S. Federal Government [Member]		Coal [Member]	Corporate and Other [Member]	Underground Mining
#: 10
	496	Comm. Social Resp.	UNITED STATES	snj:US-KY	U.S. Federal Government [Member]		Other [Member]	Corporate and Other [Member]
#: 11
	54	Comm. Social Resp.	UNITED STATES	snj:US-OH	U.S. Federal Government [Member]		Other [Member]	Corporate and Other [Member]
#: 12
	355	Comm. Social Resp.	UNITED STATES	snj:US-PA	U.S. Federal Government [Member]		Other [Member]	Corporate and Other [Member]
#: 13
	15	Comm. Social Resp.	UNITED STATES	snj:US-TN	U.S. Federal Government [Member]		Other [Member]	Corporate and Other [Member]
#: 14
	702	Comm. Social Resp.	UNITED STATES	snj:US-VA	U.S. Federal Government [Member]		Other [Member]	Corporate and Other [Member]
#: 15
	$ 595	Comm. Social Resp.	UNITED STATES	snj:US-WV	U.S. Federal Government [Member]		Other [Member]	Corporate and Other [Member]